COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
Guarantees provided in the form of letters of credit	$ 136.4